Debt and liquidity (Revolving Facility) (Details) - USD ($) $ in Millions	Feb. 27, 2015	Dec. 31, 2017	Dec. 31, 2016	Apr. 27, 2016	Aug. 11, 2015	Jul. 28, 2015	Feb. 23, 2014
Debt Instrument [Line Items]
Minimum Liquidity				$ 25.0
12 Month Trailing EBITDA		$ 75.0
12 Month Trailing EBITDA Minimum (Low End)				40.0
12 Month Trailing EBITDA Minimum (High End)				35.0
Borrowings		39.5	$ 61.2
Outstanding letters of credit		8.7	12.3
Revolving Credit Facility balance			$ 73.5
Term loan balance		$ 18.7			$ 40.0
Amended and Restated Credit Agreement July 2015 [Member] | Minimum
Debt Instrument [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.35%
Amended and Restated Credit Agreement July 2015 [Member] | Maximum
Debt Instrument [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.70%
Amended and Restated Credit Agreement July 2015 [Member] | LIBOR | Minimum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.25%
Amended and Restated Credit Agreement July 2015 [Member] | LIBOR | Maximum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	4.75%
Revolving Credit Facility | Amended and Restated Credit Agreement
Debt Instrument [Line Items]
Borrowing capacity							$ 400.0
Revolving Credit Facility | Amended and Restated Credit Agreement July 2015 [Member]
Debt Instrument [Line Items]
Borrowing capacity				$ 225.0		$ 375.0
Term Loan Facility | Amended and Restated Credit Agreement
Debt Instrument [Line Items]
Borrowing capacity	$ 40.0
Term Loan Facility | Amended and Restated Credit Agreement July 2015 [Member]
Debt Instrument [Line Items]
Borrowing capacity						$ 40.0